Acquisition of Correvio LLC (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule Of Business Acquisition Consideration [Table Text Block]
The following tables summarize the total consideration transferred and the final amounts of the fair value assigned to the assets acquired and liabilities assumed recognized at the acquisition date:

Consideration

2,481,596 common shares of the Company	9,629	(1)
Deferred consideration	10,685	(2)
Cash consideration	1,266

Fair value of total consideration transferred	$21,580

(1)
The fair value of 19.9% of the Company’s outstanding shares issued on November 18, 2013 (a total of 2,481,596 shares) with a value of $3.88 per share for a total of $9,629 was determined based on the closing price on November 17, 2013.

(2)
The fair value of the deferred consideration of $12,000 incurred by the Company on November 18, 2013 adjusted by post-closing adjustments of $1,315. The fair value of deferred consideration was based on significant inputs that are not observable in the market (Level 3 inputs) including forecasted cash receipts from product sales and an estimated discount factor.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Final allocation of purchase price:

Assets acquired
Restricted cash and deposits	$1,274
Accounts receivable	6,142
Inventories	3,781
Prepaid expense and other assets	960
Property and equipment	413
Identifiable intangible assets	16,961
Goodwill	318

Liabilities assumed
Accounts payable and accrued liabilities	8,162
Deferred rent	107

Fair value of net assets acquired	$21,580

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
The following table provides the components of the identifiable intangible assets acquired that are subject to amortization:

	Estimated
	useful life

Marketing rights	10 years	$15,830
Trade name	10 years	1,131

		$16,961

Business Acquisition, Pro Forma Information [Table Text Block]
The pro forma financial information presented includes amortization charges for acquired tangible and intangible assets, based on the values assigned in the purchase price allocation.

2013
Pro forma information
Revenue	$30,775
Net earnings	2,169

Basic earnings per share	$0.15
Diluted earnings per share	$0.14